Earnings (loss) per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (loss) per share
	2019	2018	2017
Comprehensive income (loss) for the year	$3,772,908	$(6,968,511)	$(8,970,398)
Weighted average number of shares outstanding for the year:
Basic	68,156,059	65,455,325	54,523,113
Diluted	68,156,059	65,455,325	54,523,113
Net Income (loss) per share – Basic	$0.06	$(0.11)	$(0.16)
Net Income (loss) per share – Diluted	$0.06	$(0.11)	$(0.16)

In periods in which a loss results, all outstanding stock options are excluded from the diluted loss per share calculations as their effect is anti-dilutive. During 2019 all stock options were out of the money and are not included in the Diluted weighted average number of shares.